Exhibit 99.14

Client Name:	Bank of America Corporation
Client Project Name:	OBX 2021-J3
Start - End Dates:	1/2021 - 8/2021
Deal Loan Count:	234

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER109	Cash Out Amount Exceeds Guidelines	2
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	1
Property Valuations	FEMA	PRVAFEMA856	Natural Disaster Area, no subsequent inspection (Public)	1
Compliance	Right of Rescission	CMPROR117	ROR - Expiration date on form prior to end of rescission period	1
Compliance	Right of Rescission	CMPROR1909	Incorrect ROR Form Used - H8 Form Used in Refinance With Original Creditor	5
Compliance	Federal Consumer Protection	CMPFDCP4569	NMLS License verification found Loan Originator Name does not match ID but can identify that the LO is the same	11
Compliance	Borrower's Interest	CMPBI1623	MA Borrower Interest; Worksheet missing	2
Compliance	RESPA	CMPRESPA2698	RESPA - List of homeowners counseling organizations not in file	8
Compliance	RESPA	CMPRESPA2704	RESPA - List of homeowners counseling organizations not compliant	4
Compliance	RESPA	CMPRESPA863	RESPA: Required Affiliate Business Disclosure missing	15
Total				50

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